Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 5,033,496,472	$ 5,304,476,114
Changes:
Increases other than from business combinations	898,459,952	745,608,250
Increases (decreases) from foreign currency translation differences	414,676,455	(132,630,964)
Depreciation (1)	(194,764,011)	(211,528,014)
Impairment losses recognized in profit or loss for the period	(33,035,731)	(698,235,380)	$ (280,020,263)
Disposals and removals from service	(2,591,700)	(11,877,815)
Disposals	(2,591,700)	(8,842,306)
Removals		(3,035,509)
Other increases (decreases)	(7,004,383)	36,919,299
Argentina Hyperinflationary economy	1,451,707	764,982
Total movements	1,077,192,289	(270,979,642)
Ending balance	6,110,688,761	5,033,496,472	5,304,476,114
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,567,685,720	1,048,988,931
Changes:
Increases other than from business combinations	894,031,403	744,544,601
Increases (decreases) from foreign currency translation differences	167,710,277	(57,958,736)
Impairment losses recognized in profit or loss for the period	(28,773,082)	(45,596,397)
Increases (decreases) from transfers and other movements	(180,007,066)	(57,868,918)
Increases (decreases) from transfers from construction in progress	(180,007,066)	(57,868,918)
Disposals and removals from service	(230,675)	(1,425,412)
Disposals	(230,675)
Removals		(1,425,412)
Other increases (decreases)	(16,306,942)	(63,014,492)
Argentina Hyperinflationary economy	190,198	16,143
Total movements	836,614,113	518,696,789
Ending balance	2,404,299,833	1,567,685,720	1,048,988,931
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	78,366,909	77,754,923
Changes:
Increases (decreases) from foreign currency translation differences	118,312	28,352
Increases (decreases) from transfers and other movements	167,714	59,304
Increases (decreases) from transfers from construction in progress	167,714	59,304
Other increases (decreases)	(2,182)	489,124
Argentina Hyperinflationary economy	64,726	35,206
Total movements	348,570	611,986
Ending balance	78,715,479	78,366,909	77,754,923
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	418,161,416	420,319,759
Changes:
Increases other than from business combinations	366,432	151,195
Increases (decreases) from foreign currency translation differences	62,905,635	(19,184,500)
Depreciation (1)	(20,084,630)	(20,527,447)
Impairment losses recognized in profit or loss for the period	(4,262,649)
Increases (decreases) from transfers and other movements	17,268,849	11,483,868
Increases (decreases) from transfers from construction in progress	17,268,849	11,483,868
Disposals and removals from service	(577)
Disposals	(577)
Other increases (decreases)	(3,675,456)	25,862,428
Argentina Hyperinflationary economy	99,516	56,113
Total movements	52,617,120	(2,158,343)
Ending balance	470,778,536	418,161,416	420,319,759
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,120,471,695	2,895,992,861
Changes:
Increases other than from business combinations	1,429,573	691,268
Increases (decreases) from foreign currency translation differences	174,366,572	(54,569,811)
Depreciation (1)	(128,647,891)	(144,943,455)
Impairment losses recognized in profit or loss for the period		(652,638,983)
Increases (decreases) from transfers and other movements	32,926,796	41,125,722
Increases (decreases) from transfers from construction in progress	32,926,796	41,125,722
Disposals and removals from service	(1,464,759)	(1,942,587)
Disposals	(1,464,759)	(1,942,587)
Other increases (decreases)	14,194,951	36,315,417
Argentina Hyperinflationary economy	781,907	441,263
Total movements	93,587,149	(775,521,166)
Ending balance	2,214,058,844	2,120,471,695	2,895,992,861
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	794,179,988	809,428,974
Changes:
Increases other than from business combinations	2,016,740	101,862
Increases (decreases) from foreign currency translation differences	9,145,223	(3,320,508)
Depreciation (1)	(38,770,418)	(36,650,102)
Increases (decreases) from transfers and other movements	109,860,379
Increases (decreases) from transfers from construction in progress	109,860,379
Disposals and removals from service	(895,689)	(8,509,816)
Disposals	(895,689)	(6,899,719)
Removals		(1,610,097)
Other increases (decreases)	(1,438,426)	33,129,578
Total movements	79,917,809	(15,248,986)
Ending balance	874,097,797	794,179,988	809,428,974
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53,452,462	47,758,908
Changes:
Increases other than from business combinations	615,804	119,324
Increases (decreases) from foreign currency translation differences	268,274	2,286,520
Depreciation (1)	(6,725,834)	(6,265,815)
Increases (decreases) from transfers and other movements	19,783,328	5,200,024
Increases (decreases) from transfers from construction in progress	19,783,328	5,200,024
Other increases (decreases)	223,672	4,137,244
Argentina Hyperinflationary economy	315,360	216,257
Total movements	14,480,604	5,693,554
Ending balance	67,933,066	53,452,462	47,758,908
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,178,282	4,231,758
Changes:
Increases (decreases) from foreign currency translation differences	162,162	87,719
Depreciation (1)	(535,238)	(3,141,195)
Total movements	(373,076)	(3,053,476)
Ending balance	$ 805,206	$ 1,178,282	$ 4,231,758